Financial Risk Management - Capital Risk Management, Net Debt (Details) R in Millions, $ in Millions	Jun. 30, 2023 ZAR (R)	Dec. 16, 2022 ZAR (R)	Dec. 16, 2022 USD ($)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	R 2,867			R 2,448	R 2,819	R 6,357
Borrowings	(5,695)			(3,205)
Net debt	R (2,828)			R (757)
Eva Copper operations and related assets
Disclosure of detailed information about financial instruments [line items]
Cash consideration paid		R 2,996	$ 170